WRIGHT MANAGED EQUITY TRUST
24 Federal Street
 Boston, MA 02110




						       February 15, 1996
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Rule 24f-2 Notice for
	Wright Managed Equity Trust
	1933 Act File No. 2-78047
	1940 Act File no. 811-3489

		In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, Wright Managed Equity Trust, hereby files its Rule 24f-2 Notice.
		This Rule 24f-2 Notice is being filed for the fiscal year ended December 31, 1995 ("Fiscal Year").
		No shares of the Trust which have been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) remained unsold at the beginning of the Fiscal Year.
		No shares of the Trust, with an aggregate sales price of $0, were registered during the Fiscal Year, pursuant to Rule
24e-2.
		9,753,142 shares of the Trust, with an aggregate sales price of $140,231,098, were sold during the Fiscal Year in reliance upon the Declaration of the Trust pursuant to Rule 24f-2 which registered an indefinite amount of securities. Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable by the Trust.
		1,747,083 shares of the Trust, with an aggregate sales price of $23,518,553, were issued during the Fiscal Year in connection with the Trust's dividend reinvestment plan.
		For the Fiscal Year, the Trust sold an aggregate of 11,500,225 shares, including those issued pursuant to its dividend reinvestment plan, with an aggregate sales price of $163,749,651.
		In accordance with subsection (c) of Rule 24f-2, no fee is required since the excess of sales, including dividend reinvestments, over redemptions during the Fiscal Year were less than and were deducted from registrant's balance of definitively registered shares.

Rule 24f-2 Notice for                          Page 2
Wright Managed Equity Trust
1933 Act File No. 2-78047
1940 Act File no. 811-3489


Aggregate Sale Price for Shares                         $140,231,098
Sold During Fiscal Year Pursuant to
Rule 24f-2.

Aggregate Price of Shares Issued
During Fiscal Year In Connection
with Dividend Reinvestment Plans.                         23,518,553

Aggregate Price of Shares Sold                          $163,749,651

Reduced by the Difference Between

(1)  Aggregate Redemption Price of
     Shares Redeemed During the
     Fiscal Year.                                       $179,664,142


and

(2)  Aggregate Redemption Price of
     Redeemed Shares Previously
	Applied by Trust Pursuant to
	Rule 24e-2(a) in Filings Made
	Pursuant to Section 24(e)(1) of
	Investment Company Act of 1940               $          0

Equals                                                  $ (15,914,491)


	Any questions regarding the matter should by addressed to Julia Clarke, Eaton Vance Management, 24 Federal Street, Boston,
Massachusetts  02110.


Sincerely,

Eaton Vance Management

/s/ William J. Austin Jr.
William J. Austin Jr.
Assistant Treasurer
Enclosures  (Opinion of Counsel)

WRIGHT MANAGED EQUITY TRUST
24 Federal Street
 Boston, MA 02110



OPINION OF COUNSEL


February 15, 1996


Eaton Vance Management
24 Federal Street
Boston, MA  02110

RE:  Rule 24f-2 Notice for
	Wright Managed Equity Trust
	1933 Act File No. 2-78047
	1940 Act File no. 811-3489



Gentlemen:

In connection with the filing of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, making definite the registration under the Securities Act of 1933, the Trust sold an aggregate of 11,500,225 shares, including those pursuant to its dividend reinvestment plan, in reliance upon said Rule 24f-2 during the fiscal year ended December 31, 1995, it is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.


Sincerely,

Eaton Vance Management


/s/ H. Day Brigham, Jr.
H. Day Brigham, Jr.
Vice President and
Chairman of the Executive Committee
Member of Massachusetts and New York
Bars